ACQUISITION OF ADVANGELISTS, LLC (Details Narrative) - USD ($)	4 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended		12 Months Ended
	Apr. 30, 2019	May 31, 2019	Sep. 13, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 07, 2018	Dec. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 15, 2019	May 16, 2019	May 10, 2019
Business Acquisition [Line Items]
Cash paid for acquisition							$ 500,000
Proceeds from convertible note				$ 2,643,000	$ 915,842
Business combination consideration transferred							$ 20,000,000
ATOS [Member]
Business Acquisition [Line Items]
Goodwill impairment								$ 4,000,000	$ 0
AVNG Note [Member]
Business Acquisition [Line Items]
Note payable										$ 1,530,000
Debt converted, debt amount		$ 5,250,000
AVNG Note [Member] | Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price		$ 48.00
Debt converted, shares issued		82,031
AVNG Note [Member] | Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Debt converted, shares issued		65,625
AVNG Note [Member] | Deepankar Katyal [Member]
Business Acquisition [Line Items]
Note payable		$ 6,750,000								$ 1,530,000	$ 6,750,000
Note exchanged		7,512,500									$ 7,512,500
Debt converted, debt amount		$ 5,250,000		$ 5,250,000
AVNG Note [Member] | Deepankar Katyal [Member] | Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price		$ 48.00		$ 48.00
Debt converted, shares issued		82,032		82,032
AVNG Note [Member] | Deepankar Katyal [Member] | Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Debt converted, shares issued		65,625		65,625
Gene Salkind [Member]
Business Acquisition [Line Items]
Proceeds from convertible note			$ 2,300,000
Debt stated interest rate				15.00%
Debt maturity date				Sep. 30, 2029
Advangelists [Member]
Business Acquisition [Line Items]
Note payable												$ 7,512,500
Percentage ownership								100.00%
GEAL [Member] | Advangelists [Member]
Business Acquisition [Line Items]
Note payable								$ 9,500,000
Advangelists [Member]
Business Acquisition [Line Items]
Payment for investment	$ 600,000
GTECH [Member] | Stock Purchase Agreement [Member]
Business Acquisition [Line Items]
Stock exchanged, shares transferred			110,000
Advangelists [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						$ 500,000
Business combination consideration transferred						$ 10,000,000
Advangelists [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Warrant exercise price						$ 56.00
Warrants issued, shares						269,385
Advangelists [Member] | GEAL [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						$ 500,000
Advangelists [Member] | Gopher Protocol, Inc. [Member]
Business Acquisition [Line Items]
Stock transferred						9,209,722